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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 27, 2007

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    This supplement updates the following Prospectus dated October 30, 2006:

                     First American Income Funds Prospectus

This supplement and the Prospectus dated October 30, 2006 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800 677-FUND.

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Effective March 15, 2007, Core Bond Fund and Short Term Bond Fund may each invest a portion of their total assets in securities rated lower than investment grade (or unrated securities of comparable quality as determined by the fund's advisor), non-dollar denominated debt obligations of foreign corporations and governments, and debt obligations issued by governmental and corporate issuers that are located in emerging market countries, as described below.

THE FOLLOWING REPLACES THE LANGUAGE UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR CORE BOND FUND ON PAGE 2:

Under normal market conditions, Core Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

o U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.
o  residential and commercial mortgage-backed securities.
o  asset-backed securities.
o corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Up to 10% of the fund's total assets may be invested collectively in the following categories of debt securities:

o securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund's advisor (securities commonly referred to as "high yield" or "junk bonds"). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.
o non-dollar denominated debt obligations of foreign corporations and governments.
o debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth, provided that no issuer included in the fund's current benchmark index will be considered to be located in an emerging market country.

The fund may invest up to 25% of its total assets in U.S. dollar denominated debt obligations of foreign corporations and governments that are not located in emerging market countries.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

The fund invests primarily in debt securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality.



                                                                      INCOME-STK
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As noted above, however, up to 10% of the fund's total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that are rated A or better or are unrated and of comparable quality. Unrated securities will not exceed 25% of the fund's total assets.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps and floors; foreign currency contracts; options on foreign currencies; interest rate, total return and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance return. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance return, rather than offset the risk of other positions. When the fund invests in derivatives for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

THE FOLLOWING REPLACES THE LANGUAGE UNDER "PRINCIPAL INVESTMENT STRATEGIES" FOR SHORT TERM BOND FUND ON PAGE 13:

Under normal market conditions, Short Term Bond Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

o  residential and commercial mortgage-backed securities.
o  asset-backed securities.
o corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.
o U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.
o  commercial paper.

Up to 10% of the fund's total assets may be invested collectively in the following categories of debt securities:

o securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund's advisor (securities commonly referred to as "high yield" or "junk bonds"). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.

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o  non-dollar denominated debt obligations of foreign corporations and governments.
o debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an "emerging market" if it has a relatively low gross national product per capita compared to the world's major economies, and the potential for rapid economic growth, provided that no issuer included in the fund's current benchmark index will be considered to be located in an emerging market country.

The fund may invest up to 25% of its total assets in U.S. dollar denominated debt obligations of foreign corporations and governments that are not located in emerging market countries.

Fund managers select securities using a "top-down" approach which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

The fund invests primarily in debt securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 10% of the fund's total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that are rated A or better or are unrated and of comparable quality. Unrated securities will not exceed 25% of the fund's total assets.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities of one to three years. The fund's weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps and floors; foreign currency contracts; options on foreign currencies; interest rate, total return and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance return. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance return, rather than offset the risk of other positions. When the fund invests in derivatives for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

THE FOLLOWING PRINCIPAL RISKS ARE ADDED UNDER "PRINCIPAL RISKS" FOR CORE BOND FUND ON PAGE 2 AND SHORT TERM BOND FUND ON PAGE 13:

Emerging Markets Risk. The risks of international investing are particularly significant in emerging markets.

High-Yield Securities Risk. High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

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International Investing Risk. Investing in non-dollar denominated foreign securities involves risk not typically associated with U.S. investing, such as currency risk, risks of trading in foreign securities markets, and political and economic risks.

Liquidity Risk. Trading opportunities are more limited for debt securities that have received ratings below investment grade.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER "MORE ABOUT THE
FUNDS--INVESTMENT STRATEGIES, RISKS AND OTHER INVESTMENT MATTERS--PRINCIPAL
RISKS--HIGH-YIELD SECURITIES RISK" ON PAGE 25:

A significant portion of the portfolio of High Income Bond Fund, and up to 10% of the total assets of Core Bond Fund and Short Term Bond Fund, 10% of the net assets of Inflation Protected Securities Fund, and 20% of the total assets of Total Return Bond Fund, may consist of lower-rated corporate debt obligations, which are commonly referred to as "high-yield" securities or "junk bonds."

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER "MORE ABOUT THE
FUNDS--INVESTMENT STRATEGIES, RISKS AND OTHER INVESTMENT MATTERS--PRINCIPAL
RISKS--INTERNATIONAL INVESTING RISK" ON PAGE 25:

Up to 20% of the net assets of Inflation Protected Securities Fund, 20% of the total assets of Total Return Bond Fund, and 10% of the total assets of Core Bond Fund and Short Term Bond Fund may be invested in non-dollar denominated foreign securities.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER "MORE ABOUT THE
FUNDS--INVESTMENT STRATEGIES, RISKS AND OTHER INVESTMENT MATTERS--PRINCIPAL
RISKS--LIQUIDITY RISK" ON PAGE 26:

Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund, and Total Return Bond Fund are exposed to liquidity risk because of their investment in high-yield bonds.

IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800 677-FUND.

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